IFRSs not yet adopted	12 Months Ended
Dec. 31, 2022
IFRSs not yet adopted
IFRSs not yet adopted

4 IFRSs not yet adopted

On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts” (hereinafter IFRS 17), which replaces IFRS 4 “Insurance Contracts” and sets out the accounting for the insurance contracts issued and the reinsurance contracts held. IFRS 17 shall be applied for annual reporting periods beginning on or after January 1, 2023.

On January 23, 2020, the IASB issued the amendments to IAS 1 “Classification of Liabilities as Current or Non-current” (hereinafter the amendments to IAS 1), which clarify how to classify debt and other liabilities as current or non-current. Further clarifications about the classification, as current or non-current, of liabilities with covenants have been provided by the amendments issued on October 31, 2022 (“Non-current Liabilities with Covenants”). The amendments shall be applied for annual reporting periods beginning on or after January 1, 2024.

On February 12, 2021, the IASB issued:

  the amendments to IAS 1 “Disclosure of Accounting Policies” (hereinafter the amendments), aimed to provide clarifications on identifying the material accounting policies to be disclosed in the financial statements. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023;
  the amendments to IAS 8 “Definition of Accounting Estimates” (hereinafter the amendments), which introduce the definition of accounting estimates essentially to clarify how to distinguish changes in accounting policies from changes in accounting estimates. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

On May 7, 2021, the IASB issued the amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction” (hereinafter the amendments), aimed to require companies to recognise deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

On September 22, 2022, the IASB issued the amendments to IFRS 16 “Lease Liability in a Sale and Leaseback” (hereinafter the amendments), aimed to clarify the subsequent measurement of lease liabilities arising from sale and leaseback transactions. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2024.

Eni is currently reviewing the IFRSs not yet adopted in order to determine the likely impact on the Consolidated Financial Statements.